Fair Value Measurements	6 Months Ended
Apr. 30, 2023
Fair Value Measurements
Fair Value Measurements
NOTE 4:  FAIR VALUE MEASUREMENTS
There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements for the three and six months ended April 30, 2023.
(
a
)
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value of the Bank’s financial assets and liabilities not carried at fair value.
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)				As at
	April 30, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$252,705	$244,410	$256,362	$244,523
Other debt securities	78,186	75,264	86,412	81,913
Total debt securities at amortized cost, net of allowance for credit losses	330,891	319,674	342,774	326,436
Total loans, net of allowance for loan losses	849,618	836,280	831,043	810,912
Total financial assets not carried at fair value	$1,180,509	$1,155,954	$1,173,817	$1,137,348

FINANCIAL LIABILITIES
Deposits	$1,189,370	$1,181,963	$1,229,970	$1,218,552
Securitization liabilities at amortized cost	14,756	14,296	15,072	14,366
Subordinated notes and debentures	11,366	11,194	11,290	10,853
Total financial liabilities not carried at fair value	$1,215,492	$1,207,453	$1,256,332	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

(b)
FAIR VALUE HIERARCHY
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at April 30, 2023 and October 31, 2022.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	April 30, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$393	$10,425	$–	$10,818	$620	$9,042	$–	$9,662
Provinces	–	8,127	–	8,127	–	7,706	–	7,706
U.S. federal, state, municipal governments, and agencies debt	2	24,666	–	24,668	2	23,466	–	23,468
Other OECD 2 government-guaranteed debt	–	5,627	–	5,627	–	8,341	–	8,341
Mortgage-backed securities	–	2,156	–	2,156	–	2,109	–	2,109
Other debt securities
Canadian issuers	–	6,790	–	6,790	–	6,604	–	6,604
Other issuers	–	12,333	22	12,355	–	12,344	49	12,393
Equity securities	63,294	39	30	63,363	44,424	32	–	44,456
Trading loans	–	15,105	–	15,105	–	11,749	–	11,749
Commodities	7,959	567	–	8,526	16,084	1,149	–	17,233

Retained interests	–	4	–	4	–	5	–	5

	71,648	85,839	52	157,539	61,130	82,547	49	143,726
Non-trading financial assets at fair value through profit or loss
Securities	488	3,375	1,001	4,864	228	6,608	845	7,681

Loans	–	3,682	–	3,682	–	3,265	–	3,265

	488	7,057	1,001	8,546	228	9,873	845	10,946
Derivatives
Interest rate contracts	117	19,741	–	19,858	167	23,699	–	23,866
Foreign exchange contracts	31	48,348	3	48,382	35	72,006	5	72,046
Credit contracts	–	52	–	52	–	56	–	56
Equity contracts	–	3,754	–	3,754	4	4,303	–	4,307

Commodity contracts	603	2,546	17	3,166	634	2,919	45	3,598

	751	74,441	20	75,212	840	102,983	50	103,873
Financial assets designated at fair value through profit or loss

Securities 1	–	5,237	–	5,237	–	5,039	–	5,039

	–	5,237	–	5,237	–	5,039	–	5,039

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	19,038	–	19,038	–	16,368	–	16,368
Provinces	–	21,137	–	21,137	–	20,240	–	20,240
U.S. federal, state, municipal governments, and agencies debt	–	11,255	–	11,255	–	11,559	–	11,559
Other OECD government-guaranteed debt	–	1,509	–	1,509	–	1,682	–	1,682
Mortgage-backed securities	–	1,952	–	1,952	–	1,033	–	1,033
Other debt securities
Asset-backed securities	–	4,005	–	4,005	–	4,440	–	4,440
Corporate and other debt	–	8,437	61	8,498	–	8,621	60	8,681
Equity securities	938	2	3,685	4,625	840	2	2,477	3,319

Loans	–	1,990	–	1,990	–	2,353	–	2,353

	938	69,325	3,746	74,009	840	66,298	2,537	69,675

Securities purchased under reverse repurchase agreements	–	8,051	–	8,051	–	7,450	–	7,450

FINANCIAL LIABILITIES

Trading deposits	–	24,485	592	25,077	–	23,389	416	23,805
Derivatives
Interest rate contracts	118	17,332	169	17,619	112	19,010	156	19,278
Foreign exchange contracts	24	38,035	2	38,061	23	62,378	1	62,402
Credit contracts	–	201	–	201	–	152	–	152
Equity contracts	–	5,084	27	5,111	–	5,804	59	5,863

Commodity contracts	262	2,433	19	2,714	234	3,186	18	3,438

	404	63,085	217	63,706	369	90,530	234	91,133

Securitization liabilities at fair value	–	12,832	–	12,832	–	12,612	–	12,612

Financial liabilities designated at fair value through profit or loss	–	201,012	49	201,061	–	162,742	44	162,786

Obligations related to securities sold short 1	3,229	45,568	–	48,797	2,909	42,596	–	45,505

Obligations related to securities sold under repurchase agreements	–	4,542	–	4,542	–	9,509	–	9,509

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2	Organisation for Economic Co-operation and Development (OECD).

(c)
TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period.
There were no significant transfers between Level 1 and Level 2 during the three and six months ended April 30, 2023 and April 30, 2022.
There were no significant transfers between Level 2 and Level 3 during the three and six months ended April 30, 2023 and April 30, 2022.
There were no significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the three and six months ended April 30, 2023 and April 30, 2022.

(d)
RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and six months ended April 30, 2023 and April 30, 2022.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2023	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2023	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$85	$(3)	$–	$9	$(44)	$–	$(25)	$22	$(27)

Equity securities	–	(4)	–	39	(5)	–	–	30	(2)

85	(7)	–	48	(49)	–	(25)	52	(29)
Non-trading financial assets at fair value through profit or loss
Securities	927	40	–	79	(45)	–	–	1,001	21

Loans	–	–	–	–	–	–	–	–	–

927	40	–	79	(45)	–	–	1,001	21

Financial assets at fair value through other comprehensive income
Other debt securities	63	–	(15)	21	(8)	–	–	61	–

Equity securities	3,240	–	(189)	1,269	(635)	–	–	3,685	(183)
$3,303	$–	$(204)	$1,290	$(643)	$–	$–	$3,746	$(183)

FINANCIAL LIABILITIES

Trading deposits 6	$(486)	$(17)	$–	$(89)	$4	$(6)	$2	$(592)	$(14)
Derivatives 7
Interest rate contracts	(164)	(6)	–	–	1	–	–	(169)	5
Foreign exchange contracts	2	(1)	–	–	–	–	–	1	–
Equity contracts	(51)	14	–	26	(9)	–	(7)	(27)	16

Commodity contracts	5	11	–	–	(18)	–	–	(2)	(1)

(208)	18	–	26	(26)	–	(7)	(197)	20

Financial liabilities designated at fair value through profit or loss	(22)	20	–	(127)	80	–	–	(49)	(21)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2023	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$49	$6	$–	$23	$(59)	$35	$(32)	$22	$(23)

Equity securities	–	(4)	–	39	(5)	–	–	30	(2)

49	2	–	62	(64)	35	(32)	52	(25)
Non-trading financial assets at fair value through profit or loss
Securities	845	83	–	121	(48)	–	–	1,001	56

Loans	–	–	–	–	–	–	–	–	–

845	83	–	121	(48)	–	–	1,001	56

Financial assets at fair value through other comprehensive income
Other debt securities	60	–	(8)	21	(12)	–	–	61	–

Equity securities	2,477	–	(211)	2,093	(674)	–	–	3,685	(205)
$2,537	$–	$(219)	$2,114	$(686)	$–	$–	$3,746	$(205)

FINANCIAL LIABILITIES

Trading deposits 6	$(416)	$(29)	$–	$(148)	$8	$(9)	$2	$(592)	$(24)
Derivatives 7
Interest rate contracts	(156)	(30)	–	–	17	–	–	(169)	(5)
Foreign exchange contracts	4	(4)	–	–	–	–	1	1	(1)
Equity contracts	(59)	43	–	26	(7)	(2)	(28)	(27)	17

Commodity contracts	27	40	–	–	(69)	–	–	(2)	(4)

(184)	49	–	26	(59)	(2)	(27)	(197)	7

Financial liabilities designated at fair value through profit or loss	(44)	70	–	(187)	112	–	–	(49)	72

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $20 million (February 1, 2023/January 31, 2023 – $31 million; October 31, 2022/November 1, 2022 – $50 million) and derivative liabilities of $217 million (February 1, 2023/January 31, 2023 – $239 million; October 31, 2022/November 1, 2022 – $234 million) which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2022	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$17	$–	$–	$–	$(3)	$–	$–	$14	$–

Other debt securities	–	–	–	27	–	–	–	27	–

17	–	–	27	(3)	–	–	41	–
Non-trading financial assets at fair value through profit or loss
Securities	873	(8)	–	34	(41)	–	–	858	(39)

Loans	3	–	–	–	–	–	–	3	–

876	(8)	–	34	(41)	–	–	861	(39)

Financial assets at fair value through other comprehensive income
Other debt securities	63	–	(1)	–	(3)	–	–	59	(1)

Equity securities	1,660	–	29	627	(26)	–	–	2,290	20
$1,723	$–	$28	$627	$(29)	$–	$–	$2,349	$19

FINANCIAL LIABILITIES

Trading deposits 5	$(183)	$15	$–	$(81)	$(1)	$(2)	$6	$(246)	$12
Derivatives 6
Interest rate contracts	(89)	(23)	–	–	(2)	–	18	(96)	–
Foreign exchange contracts	4	(5)	–	–	–	–	–	(1)	(2)
Equity contracts	(90)	(28)	–	–	–	2	23	(93)	(6)

Commodity contracts	45	44	–	–	(17)	–	–	72	38

(130)	(12)	–	–	(19)	2	41	(118)	30

Financial liabilities designated at fair value through profit or loss	(47)	(185)	–	(104)	174	–	–	(162)	(185)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at April 30 2022	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$6	$–	$–	$2	$(5)	$11	$–	$14	$–

Other debt securities	33	–	–	27	(33)	–	–	27	–

39	–	–	29	(38)	11	–	41	–
Non-trading financial assets at fair value through profit or loss
Securities	760	28	–	122	(48)	–	(4)	858	(6)

Loans	3	–	–	–	–	–	–	3	–

763	28	–	122	(48)	–	(4)	861	(6)

Financial assets at fair value through other comprehensive income
Other debt securities	64	–	(1)	–	(4)	–	–	59	(1)

Equity securities	1,609	–	30	637	14	–	–	2,290	22
$1,673	$–	$29	$637	$10	$–	$–	$2,349	$21

FINANCIAL LIABILITIES

Trading deposits 5	$(141)	$5	$–	$(109)	$–	$(10)	$9	$(246)	$1
Derivatives 6
Interest rate contracts	(88)	(26)	–	–	–	–	18	(96)	(4)
Foreign exchange contracts	7	(8)	–	–	–	–	–	(1)	(3)
Equity contracts	(82)	(39)	–	–	(1)	1	28	(93)	(13)

Commodity contracts	31	66	–	–	(25)	–	–	72	56

(132)	(7)	–	–	(26)	1	46	(118)	36

Financial liabilities designated at fair value through profit or loss	(76)	(177)	–	(175)	266	–	–	(162)	(177)

Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
3	Includes foreign exchange.
4	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5	Issuances and repurchases of trading deposits are reported on a gross basis.
6
Consists of derivative assets of $90 million (February 1, 2022/January 31, 2022 – $58 million; October 31, 2021/November 1, 2021 – $47 million) and derivative liabilities of $208 million (February 1, 2022/January 31, 2022 – $188 million; October 31, 2021/November 1, 2021 – $179 million) which have been netted in this table for presentation purposes only.